Credit risk exposure and allowances - Disclosure of Impairment Losses (Details) - Accumulated impairment [member] - Financial assets at amortized cost and fair value through other comprehensive income, category [member] - ARS ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Opening balance (under IFRS 9) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	$ 842,745,117	$ 520,543,561
Loss allowances on loan commitments and financial guarantees	94,379,518	102,145,745
Transfers from Stage 1 to Stage 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	185,440	3,127,453
Loss allowances on loan commitments and financial guarantees	(2,107,758)	(1,502,188)
Transfers from Stage 2 to Stage 1 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	1,224,790	4,567,876
Loss allowances on loan commitments and financial guarantees	1,538,810	1,579,333
Transfers from Stage 1 or 2 to Stage 3 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	95,589	5,053,619
Loss allowances on loan commitments and financial guarantees	(64,147)	(52,587)
Transfers from Stage 3 to Stage 1 or 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	2,327,285	(456,215)
Loss allowances on loan commitments and financial guarantees	6,663	26,997
Changes without transfers between Stages [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	89,608,559	132,825,233
Loss allowances on loan commitments and financial guarantees	12,744,562	5,714,681
New financial assets originated [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	3,362,677,581	2,412,908,327
New Loan Commitments And Financial Guarantees Originated [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on loan commitments and financial guarantees	95,772,996	56,152,269
Expirations and repayments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(3,077,505,345)	(2,055,063,594)
Loss allowances on loan commitments and financial guarantees	(79,759,366)	(41,553,336)
Write-offs [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(5,338,028)	(12,211,172)
Loss allowances on loan commitments and financial guarantees	(141)	(92)
Foreign exchange [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	7,833,271	24,073,706
Loss allowances on loan commitments and financial guarantees	1,435,582	1,656,508
Inflation adjustment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(341,475,072)	(192,623,677)
Loss allowances on loan commitments and financial guarantees	(34,924,130)	(29,787,812)
Closing balance [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	882,379,187	842,745,117
Loss allowances on loan commitments and financial guarantees	89,022,589	94,379,518
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 1 [Member] | Opening balance (under IFRS 9) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	718,855,269	430,242,696
Loss allowances on loan commitments and financial guarantees	86,976,162	92,086,562
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 1 [Member] | Transfers from Stage 1 to Stage 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(104,528,389)	(145,717,129)
Loss allowances on loan commitments and financial guarantees	(17,053,375)	(21,453,425)
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 1 [Member] | Transfers from Stage 2 to Stage 1 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	79,598,231	104,012,910
Loss allowances on loan commitments and financial guarantees	16,601,710	14,939,522
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 1 [Member] | Transfers from Stage 1 or 2 to Stage 3 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(1,662,339)	(18,493,321)
Loss allowances on loan commitments and financial guarantees	(107,443)	(53,860)
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 1 [Member] | Transfers from Stage 3 to Stage 1 or 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	237,926	1,371,852
Loss allowances on loan commitments and financial guarantees	44,933	92,935
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 1 [Member] | Changes without transfers between Stages [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	55,994,655	144,597,245
Loss allowances on loan commitments and financial guarantees	9,710,339	7,111,816
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 1 [Member] | New financial assets originated [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	3,246,870,356	2,330,161,587
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 1 [Member] | New Loan Commitments And Financial Guarantees Originated [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on loan commitments and financial guarantees	93,818,187	51,230,563
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 1 [Member] | Expirations and repayments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(2,961,721,392)	(1,980,714,479)
Loss allowances on loan commitments and financial guarantees	(76,859,379)	(31,312,059)
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 1 [Member] | Write-offs [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	1
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 1 [Member] | Foreign exchange [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	4,508,388	13,479,207
Loss allowances on loan commitments and financial guarantees	1,287,885	1,285,102
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 1 [Member] | Inflation adjustment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(290,742,842)	(160,085,299)
Loss allowances on loan commitments and financial guarantees	(31,902,436)	(26,950,994)
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 1 [Member] | Closing balance [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	747,409,864	718,855,269
Loss allowances on loan commitments and financial guarantees	82,516,583	86,976,162
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 2 [Member] | Opening balance (under IFRS 9) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	109,266,529	70,739,530
Loss allowances on loan commitments and financial guarantees	7,235,777	9,704,316
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 2 [Member] | Transfers from Stage 1 to Stage 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	104,713,829	148,647,990
Loss allowances on loan commitments and financial guarantees	14,945,617	19,951,237
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 2 [Member] | Transfers from Stage 2 to Stage 1 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(75,659,676)	(99,384,248)
Loss allowances on loan commitments and financial guarantees	(14,915,384)	(13,360,000)
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 2 [Member] | Transfers from Stage 1 or 2 to Stage 3 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(13,236,075)	(9,094,920)
Loss allowances on loan commitments and financial guarantees	(101,189)	(70,840)
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 2 [Member] | Transfers from Stage 3 to Stage 1 or 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	42,246,400	1,191,491
Loss allowances on loan commitments and financial guarantees	48,726	25,714
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 2 [Member] | Changes without transfers between Stages [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(29,956,794)	21,009,576
Loss allowances on loan commitments and financial guarantees	2,735,747	(1,207,513)
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 2 [Member] | New financial assets originated [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	110,398,370	31,969,241
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 2 [Member] | New Loan Commitments And Financial Guarantees Originated [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on loan commitments and financial guarantees	1,788,445	4,768,552
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 2 [Member] | Expirations and repayments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(85,799,667)	(45,958,502)
Loss allowances on loan commitments and financial guarantees	(2,595,208)	(10,183,153)
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 2 [Member] | Write-offs [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	274	12
Loss allowances on loan commitments and financial guarantees	0	0
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 2 [Member] | Foreign exchange [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	2,340,419	8,594,121
Loss allowances on loan commitments and financial guarantees	112,574	354,907
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 2 [Member] | Inflation adjustment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(44,041,646)	(18,447,762)
Loss allowances on loan commitments and financial guarantees	(2,885,233)	(2,747,443)
Not credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 2 [Member] | Closing balance [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	120,271,963	109,266,529
Loss allowances on loan commitments and financial guarantees	6,369,872	7,235,777
Not credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 2 [Member] | Opening balance (under IFRS 9) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	6,417,421	3,570,279
Loss allowances on loan commitments and financial guarantees	154,067	287,646
Not credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 2 [Member] | Transfers from Stage 1 to Stage 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income		196,592
Loss allowances on loan commitments and financial guarantees	0	0
Not credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 2 [Member] | Transfers from Stage 2 to Stage 1 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(2,713,765)	(60,786)
Loss allowances on loan commitments and financial guarantees	(147,516)	(189)
Not credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 2 [Member] | Transfers from Stage 1 or 2 to Stage 3 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(225,215)	(3,006,467)
Loss allowances on loan commitments and financial guarantees	(955)	(952)
Not credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 2 [Member] | Transfers from Stage 3 to Stage 1 or 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	12,776	(2,136)
Loss allowances on loan commitments and financial guarantees	0	12
Not credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 2 [Member] | Changes without transfers between Stages [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	5,850,172	5,655,441
Loss allowances on loan commitments and financial guarantees	302,901	(179,664)
Not credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 2 [Member] | New financial assets originated [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	4,064,415	2,015,984
Not credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 2 [Member] | New Loan Commitments And Financial Guarantees Originated [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on loan commitments and financial guarantees	153,411	149,648
Not credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 2 [Member] | Expirations and repayments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(6,506,735)	(977,042)
Loss allowances on loan commitments and financial guarantees	(275,211)	(37,449)
Not credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 2 [Member] | Foreign exchange [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	780,431	838,819
Loss allowances on loan commitments and financial guarantees	35,123	16,499
Not credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 2 [Member] | Inflation adjustment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(2,602,873)	(1,813,263)
Loss allowances on loan commitments and financial guarantees	(124,432)	(81,484)
Not credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 2 [Member] | Closing balance [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	5,076,627	6,417,421
Loss allowances on loan commitments and financial guarantees	97,388	154,067
Credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 3 [Member] | Opening balance (under IFRS 9) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	4,435,828	8,190,743
Loss allowances on loan commitments and financial guarantees	12,766	67,210
Credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 3 [Member] | Transfers from Stage 1 or 2 to Stage 3 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	14,989,534	32,563,733
Loss allowances on loan commitments and financial guarantees	145,440	70,814
Credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 3 [Member] | Transfers from Stage 3 to Stage 1 or 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(40,016,232)	(2,960,713)
Loss allowances on loan commitments and financial guarantees	(86,996)	(91,063)
Credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 3 [Member] | Changes without transfers between Stages [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	57,330,421	(33,405,471)
Loss allowances on loan commitments and financial guarantees	(3,885)	(9,185)
Credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 3 [Member] | New financial assets originated [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	697,454	39,251,865
Credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 3 [Member] | New Loan Commitments And Financial Guarantees Originated [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on loan commitments and financial guarantees	12,953	3,506
Credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 3 [Member] | Expirations and repayments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(22,825,251)	(21,770,852)
Loss allowances on loan commitments and financial guarantees	(29,568)	(20,622)
Credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 3 [Member] | Write-offs [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(5,278,113)	(6,503,338)
Loss allowances on loan commitments and financial guarantees	(141)	(83)
Credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 3 [Member] | Foreign exchange [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	1,665	58,580
Credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 3 [Member] | Inflation adjustment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(2,746,644)	(10,988,719)
Loss allowances on loan commitments and financial guarantees	(11,862)	(7,811)
Credit-impaired [member] | Credit risk exposure (collectively assessed) [member] | Stage 3 [Member] | Closing balance [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	6,588,662	4,435,828
Loss allowances on loan commitments and financial guarantees	38,707	12,766
Credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 3 [Member] | Opening balance (under IFRS 9) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	3,770,070	7,800,313
Loss allowances on loan commitments and financial guarantees	746	11
Credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 3 [Member] | Transfers from Stage 1 or 2 to Stage 3 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	229,684	3,084,594
Loss allowances on loan commitments and financial guarantees		2,251
Credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 3 [Member] | Transfers from Stage 3 to Stage 1 or 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(153,585)	(56,709)
Loss allowances on loan commitments and financial guarantees		(601)
Credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 3 [Member] | Changes without transfers between Stages [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	390,105	(5,031,558)
Loss allowances on loan commitments and financial guarantees	(540)	(773)
Credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 3 [Member] | New financial assets originated [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	646,986	9,509,650
Credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 3 [Member] | Expirations and repayments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(652,300)	(5,642,719)
Loss allowances on loan commitments and financial guarantees		(53)
Credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 3 [Member] | Write-offs [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(60,190)	(5,707,846)
Loss allowances on loan commitments and financial guarantees		(9)
Credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 3 [Member] | Foreign exchange [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	202,368	1,102,979
Credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 3 [Member] | Inflation adjustment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(1,341,067)	(1,288,634)
Loss allowances on loan commitments and financial guarantees	(167)	(80)
Credit-impaired [member] | Credit risk exposure (individually assessed) [member] | Stage 3 [Member] | Closing balance [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	3,032,071	3,770,070
Loss allowances on loan commitments and financial guarantees	$ 39	$ 746